Other Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate Owned [Abstract]
Net (gain) loss on sales or write-downs of other real estate owned	$ 267	$ 104	$ 43
Other real estate expense, net of rental income	271	321	521
Other real estate operations	$ 538	$ 425	$ 564